Supplemental information (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	$ 108,591	$ 85,531
Operating expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	66,095	48,823
General and administration expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	$ 42,496	$ 36,708